Revenues (Details) - Schedule of changes in deferred revenue - USD ($) $ in Thousands		Sep. 30, 2020	Dec. 31, 2019
Schedule of changes in deferred revenue [Abstract]
Deferred revenues	[1]	$ 60,724	$ 68,307

[1]	Includes $13.4 million and $16.0 million under long term deferred revenue in the Company's consolidated balance sheets as of September 30, 2020 and December 31, 2019, respectively.